COMPREHENSIVE LOSS (Schedule of Total Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Net loss		$ (20,657)	$ (30,264)	$ (22,730)
Other comprehensive loss
Unrealized gain/(loss) from available-for-sale investments		(673)	673
Net change in cumulative translation adjustment		(1,611)	(2,781)	$ (13,759)
Total comprehensive loss		$ (22,941)	$ (32,372)	(36,489)
Comprehensive loss attributable to non-controlling interests	[1]			9
Comprehensive loss attributable to UTStarcom Holding Corp.		$ (22,941)	$ (32,372)	$ (36,480)

[1]	Comprehensive loss attributable to non-controlling interests consisted solely of net loss.